Cover	Apr. 16, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2024
Entity File Number	001-41039
Entity Registrant Name	Perception Capital Corp. IV
Entity Central Index Key	0001870143
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3109 W. 50th Street
Entity Address, Address Line Two	#207
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55410
City Area Code	(720)
Local Phone Number	946-1444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	RCF Acquisition Corp.
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	RCFA.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 par value
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 par value
Trading Symbol	RCFA
Security Exchange Name	NYSE
Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	RCFA WS
Security Exchange Name	NYSE